Recapitalization (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 09, 2022
Recapitalization [Line Items]
Converted ordinary shares	482,500
VIYI shareholders [Member]
Recapitalization [Line Items]
Newly issued shares	39,603,961
Joyous JD Limited [Member]
Recapitalization [Line Items]
Newly issued shares	214,000
Venus’ Underwriter [Member]
Recapitalization [Line Items]
Shares held	75,000
MicroAlgo [Member]
Recapitalization [Line Items]
Ordinary shares issued	43,856,706
Warrants issued	4,825,000
Warrants outstanding	4,825,000
Venus public shareholders [Member]
Recapitalization [Line Items]
Shares held	3,963,745
Public Investors [Member]
Recapitalization [Line Items]
Warrants	4,600,000
Sponsor [Member]
Recapitalization [Line Items]
Newly issued shares	1,375,000
Warrants	225,000
MicroAlgo [Member]
Recapitalization [Line Items]
Outstanding equity interest percentage	51.20%	56.00%
Merger Agreement [Member]
Recapitalization [Line Items]
Ordinary shares issued	792,079		39,603,961